Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Long-Term Debt, net
Comprehensive Financing Plan exit fees accrued	$ 22,583	$ 21,099
Total long-term debt	2,293,881	2,340,778
Less: Deferred finance costs, net	(6,063)	(11,177)
Less: Current portion	(134,861)	(2,329,601)
Total long-term debt net of current portion and deferred finance cost	2,152,957
The Royal Bank of Scotland
Long-Term Debt, net
Long-term debt	630,405	634,864
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt	616,361	622,851
The Export-Import Bank of Korea & ABN Amro
Long-Term Debt, net
Long-term debt	17,484	23,109
Deutsche Bank
Long-Term Debt, net
Long-term debt	152,998	156,062
Citibank
Long-Term Debt, net
Long-term debt	113,957	117,316
Credit Suisse
Long-Term Debt, net
Long-term debt	171,783	176,189
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece
Long-Term Debt, net
Long-term debt	195,603	199,302
EnTrustPermal-Credit Suisse Citi Group
Long-Term Debt, net
Long-term debt	213,580	220,689
Sinosure CEXIM-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt	71,190	81,360
Credit Facilities
Long-Term Debt, net
Remaining borrowing availability	0
January 2011 Credit Facility | The Royal Bank of Scotland
Long-Term Debt, net
Long-term debt	24,316	24,316
January 2011 Credit Facility | HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt	17,205	17,205
January 2011 Credit Facility | ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece
Long-Term Debt, net
Long-term debt	8,771	8,771
January 2011 Credit Facility | Citibank-Eurobank Credit Facility
Long-Term Debt, net
Long-term debt	$ 37,645	$ 37,645